Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)		3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 31, 2019	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Patent and licensing costs		$ 163,987		$ 362,755	$ 440,899	$ 672,661	$ 742,918	$ 842,325
Research and development costs		$ 799,420		$ 570,601	$ 1,012,038	$ 699,038	$ 820,906	$ 40,703
Concentration of risk, percentage		10.00%		10.00%	10.00%	10.00%	10.00%	10.00%
Deferred setup and organization costs, amortization period							180 months
Unrecognized tax benefits
Collaboration Agreement [Member]
Research and development costs			$ 87,471		$ 130,882		87,471
Collaboration Agreement [Member] | Grupo Espanol de Investigacion en Sarcomas [Member]
Collaboration agreement description	Effective as of July 31, 2019, the Company entered into a Collaboration Agreement for an Investigator-Initiated Clinical Trial with GEIS to carry out a clinical trial entitled "Randomized phase I/II trial of LB-100 plus doxorubicin vs. doxorubicin alone in first line of advanced soft tissue sarcoma". The Company estimates that this clinical trial will be completed and results will be published by June 2023.
Research and development costs							$ 87,471
Concentration of risk, percentage							10.70%